Note 4	6 Months Ended
Jun. 30, 2022
Shareholder Remuneration System [Abstract]
Disclosure of shareholder remuneration system [Text Block]	Shareholder remuneration system
BBVA's Board of Directors announced, on November 18, the amendment of the Group's shareholder remuneration policy, which was communicated through relevant information on February 1, 2017, establishing as a new policy to distribute annually between 40% and 50% of the consolidated ordinary profit for each year (excluding amounts and items of an extraordinary nature included in the consolidated profit and loss account), compared to the previous policy that established a distribution between 35% and 40%.
This policy is implemented through the distribution of an interim dividend for the year (which is expected to be paid in October of each year) and a final dividend or final distribution (which is expected to be paid at the end of the year and once the application of the result is approved, foreseeably in April of each year), with the possibility of combining cash distributions with share repurchases (the execution of the share repurchase program scheme described below is considered as extraordinary shareholder remuneration and is therefore not included in the scope of the policy), all subject to the corresponding authorizations and approvals applicable at any given time.
The Annual General Meeting of BBVA held on March 18, 2022, approved, under item 2 of the Agenda, a cash distribution from to the voluntary reserves account as additional shareholder remuneration for the 2021 fiscal year, for an amount equal to €0.23 (€0.1863 net of withholding tax) per outstanding BBVA share entitled to participate in this distribution, which was paid on April 8, 2022. The total amount paid amounted to €1,463 million.
Share buyback program
On October 26, 2021, BBVA obtained the pertinent authorization from the European Central Bank (hereinafter, "ECB") to buy back up to 10% of its share capital for a maximum of €3,500 million, in one or several tranches and over the course of a 12-month period (the “Authorization”).
Upon receiving the authorization and making use of the delegation conferred by the BBVA Annual General Meeting held on March 16, 2018, at its meeting of October 28, 2021, BBVA Board of Directors resolved to carry out a share buyback program scheme in compliance with Regulation (EU) no. 596/2014 of the European Parliament and the Council of April 16, 2014 on market abuse and Delegate Regulation (EU) no. 2016/1052 of the Commission, of March 8, 2016, executed in various tranches up to a maximum of €3,500 million, with the aim of reducing BBVA's share capital (the “Program Scheme”), notwithstanding the possibility of terminating or cancelling the Program Scheme at an earlier date where advisable due to the concurrence of a series of specific circumstances, as well as to carry out a first share buyback program within the scope of the Program Scheme (the "First Tranche") for the purpose of reducing BBVA's share capital, which was notified by means of Inside Information on October 29, 2021.
On November 19, 2021, BBVA notified by means of Inside Information that the First Tranche would be executed externally, starting on November 22, 2021, through J.P. Morgan AG as lead manager, for a maximum amount of €1,500 million, for the purchase of a maximum number of shares of 637,770,016 representing, approximately, 9.6% of BBVA's share capital. By means of Other Relevant Information dated March 3, 2022, BBVA announced the completion of the execution of the First Tranche upon reaching the maximum monetary amount of €1,500 million, having acquired 281,218,710 own shares in execution of the First Tranche, representing, approximately, 4.22% of BBVA's share capital as of that date. On June 15, 2022, BBVA notified the partial execution of the share capital reduction resolution adopted by the Annual General Shareholders’ Meeting of BBVA held on 18 March 2022, through the reduction of BBVA’s share capital in a nominal amount of €137,797,167.90 and the consequent redemption, charged to unrestricted reserves, of 281,218,710 own shares of €0.49 par value each acquired by the bank in execution of the First Tranche and which were held in treasury shares (see Note 25).
On February 3, 2022, BBVA notified that its Board of Directors had agreed, within the scope of the Program Scheme, to carry out a second buyback program for the repurchase of own shares (the “Second Tranche”) aimed at reducing BBVA’s share capital, for a maximum amount of €2,000 million and a maximum number of shares to be acquired equal to the result of subtracting from 637,770,016 own shares (9.6% of BBVA’s share capital at that date) the number of own shares finally acquired in execution of the First Tranche.
As a continuation of the previous communication, on March 16, 2022, BBVA informed by means of Inside Information that it had agreed to execute the Second Tranche: i) through the execution of a first segment for an amount of up to €1,000 million, and with a maximum number of shares to be acquired of 356,551,306 treasury shares (the "First Segment"), externally through Goldman Sachs International as lead manager, who would execute the purchase transactions through the broker Kepler Cheuvreux, S.A.; and (ii) once execution of the First Segment has been completed, through the execution of a second segment that would complete the Framework Program (the "Second Segment").
By means of Other Relevant Information dated May 16, 2022, BBVA announced the completion of the execution of the First Segment upon reaching the maximum monetary amount of €1,000 million, having acquired 206,554,498 own shares in execution of the First Segment, representing, approximately, 3.1% of BBVA's share capital as of said date.
On June 28, 2022, BBVA communicated through Inside Information the agreement to complete the Program Scheme by executing the Second Segment , for a maximum amount of €1,000 million and a maximum number of BBVA shares to be acquired of 149,996,808. As of June 30, 2022, BBVA's best estimate for this maximum amount is €610 million and is recorded under the heading "Financial liabilities at amortized cost - Other financial liabilities". This Second Segment, has been executing externally since July 1, 2022 through the lead manager Citigroup Global Markets Europe AG, and is scheduled to end no later than September 29, 2022. From July 1 to July 21, 2022, Citigroup Global Markets Europe AG, acting as lead manager for the Second Segment of the Second Tranche, has acquired 63,750,000 BBVA shares.